Offerings - Offering: 1	Dec. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value
Amount Registered | shares	127,325,455
Maximum Aggregate Offering Price	$ 2,535,093,696.46
Fee Rate	0.01381%
Amount of Registration Fee	$ 350,096.44
Offering Note	The Amount Registered represents the estimated maximum number of shares of common stock, par value $0.01 per share ("SM Energy common stock"), of SM Energy Company (the "Registrant") to be issued in the first merger and the other transactions contemplated by the Agreement and Plan of Merger, dated as of November 2, 2025, by and among the Registrant, Civitas Resources, Inc. ("Civitas") and Cars Merger Sub, Inc. (as may be amended from time to time, the "merger agreement") and is based upon the product of (a) an exchange ratio pursuant to the merger agreement of 1.45 multiplied by (b) 87,810,658 shares of common stock, par value $0.01 per share, of Civitas ("Civitas common stock"), which is the sum of (i) 85,313,364 shares of Civitas common stock issued and outstanding, (ii) 795,303 shares of Civitas common stock underlying restricted stock units and performance stock units (assuming "maximum" level of performance), (iii) 687 shares of Civitas common stock issuable upon exercise of options and (iv) 1,701,304 shares of Civitas common stock issuable upon exercise of warrants, estimated solely for the purpose of calculating the registration fee. The Maximum Aggregate Offering Price is estimated solely for purposes of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act"), and calculated pursuant to Rules 457(c) and 457(f)(1) under the Securities Act. Such amount equals the product of (i) $28.87, the average of the high and the low prices per share of Civitas common stock, as reported on the New York Stock Exchange on November 28, 2025, which is within five business days prior to the filing of this Registration Statement on Form S-4, and (ii) 87,810,658, the estimated maximum number of shares of Civitas common stock as calculated pursuant to this footnote 1.